UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06155

Exact name of registrant as specified in charter:	AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

Address or principal executive offices:	2450 South Shore Blvd., Suite 400, League City, TX 77573

Name and address of agent for service:	Securities Management and Research, Inc.
	P.O. Box 58969, Houston, TX 77258-8969

Registrant's telephone number, including area code:	1-800-231-4639

Date of fiscal year end:	12/31

Date of reporting period:	03/31/2006

Item 1. Schedule of Investments

AMERICAN NATIONAL GROWTH PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2006				(Unaudited)

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
Household Durables --	2.30%
Newell Rubbermaid Inc.			6,215		$ 156,556
Stanley Works (The)			5,582		282,784
					439,340
Media --	1.94%
News Corp. (Class A)			4,892		81,256
Walt Disney Co. (The)			10,341		288,411
					369,667
Multi-line Retail --	3.49%
Citi Trends Inc. *			6,300		250,488
J.C. Penny Co., Inc.			3,789		228,893
Target Corp.			3,579		186,144
					665,525
Specialty Retail --	3.95%
Bed Bath & Beyond Inc. *			2,000		76,800
Best Buy Co., Inc. *			5,002		279,762
Home Depot, Inc. (The)			3,670		155,241
Limited Brands, Inc.			5,782		141,428
Lowe's Companies, Inc.			1,558		100,398
					753,629

		TOTAL CONSUMER DISCRETIONARY --	11.68%		2,228,161

CONSUMER STAPLES --
Beverages --	3.38%
Coca-Cola Co. (The)			4,782		200,222
PepsiCo, Inc.			7,694		444,637
					644,859
Household Products --	1.88%
Procter & Gamble Co. (The)			6,229		358,915
					358,915

		TOTAL CONSUMER STAPLES --	5.26%		1,003,774

ENERGY --
Energy Equipment & Services --	4.14%
Baker Hughes Inc.			2,700		184,680
Schlumberger Ltd.			2,002		253,393
Transocean Inc. *			2,400		192,720
Weatherford International Ltd. *			3,480		159,210
					790,003
Oil & Gas --	10.87%
Anadarko Petroleum Corp.			778		78,587
BP PLC ADR			5,747		396,198
Chevron Corp.			4,683		271,474
Exxon Mobil Corp.			11,344		690,396
Kerr-McGee Corp.			2,168		207,001
Noble Corp.			2,400		194,640
Royal Dutch Shell PLC ADR (Class A)			3,780		235,343
					2,073,639

		TOTAL ENERGY --	15.01%		2,863,642

FINANCIALS --
Banks --	9.02%
Golden West Financial Corp.			5,000		339,500
PNC Financial Services Group, Inc.			9,582		644,964
U.S. Bancorp			8,425		256,963
Wachovia Corp.			6,948		389,435
Washington Mutual, Inc.			2,113		90,056
					1,720,918
Diversified Financials --	2.71%
Goldman Sachs Group, Inc. (The)			778		122,115
JPMorgan Chase & Co.			2,399		99,894
Morgan Stanley			4,670		293,369
					515,378
Insurance --	6.90%
American International Group, Inc.			4,911		324,568
Brown & Brown, Inc.			3,558		118,126
Hartford Financial Services Group, Inc.			4,600		370,530
Prudential Financial, Inc.			6,635		502,999
					1,316,223

		TOTAL FINANCIALS --	18.63%		3,552,519

HEALTH CARE --
Biotechnology --	4.90%
Amgen Inc. *			2,492		181,293
Celgene Corp. *			4,900		216,678
Genzyme Corp. *			2,000		134,440
Gilead Sciences, Inc. *			3,500		217,770
Given Imaging Ltd. *			8,000		184,800
					934,981
Health Care Equipment & Supplies --	2.42%
Hologic, Inc. *			3,700		204,795
Medtronic, Inc.			5,059		256,744
					461,539
Health Care Providers & Services --	0.29%
Health Management Associates, Inc.			2,600		56,082

Pharmaceuticals --	3.86%
Abbott Laboratories			2,200		93,434
Allergan, Inc.			500		54,250
Eli Lilly and Co.			6,800		376,040
Merck & Co. Inc.			6,003		211,486
					735,210

		TOTAL HEALTH CARE --	11.47%		2,187,812

INDUSTRIALS --
Aerospace & Defense --	5.14%
Boeing Co. (The)			2,637		205,501
Goodrich Corp.			5,481		239,026
Honeywell International Inc.			2,128		91,015
Rockwell Collins, Inc.			4,600		259,210
United Technologies Corp.			3,200		185,504
					980,256
Building Products --	1.03%
American Standard Companies Inc.			4,600		197,154

Construction & Engineering --	1.30%
Cemex S.A. de C.V. ADR			3,793		247,607

Machinery --	1.48%
Danaher Corp.			4,423		281,082

		TOTAL INDUSTRIALS --	8.95%		1,706,099

INFORMATION TECHNOLOGY --
Communications Equipment --	3.19%
Cisco Systems, Inc. *			12,900		279,543
Motorola, Inc.			9,337		213,911
Nokia Oyj ADR			5,557		115,141
					608,595
Computers & Peripherals --	1.33%
EMC Corp. *			4,626		63,052
Hewlett-Packard Co.			5,787		190,392
					253,444
Electronic Equipment & Instruments --	1.32%
Agilent Technologies, Inc. *			665		24,971
IntraLase Corp. *			9,800		227,360
					252,331
Semiconductor Equipment & Products --	1.68%
Analog Devices, Inc.			2,154		82,477
KLA-Tencor Corp.			1,743		84,291
Linear Technology Corp.			2,222		77,948
Maxim Integrated Products, Inc.			1,743		64,752
Xilinx, Inc.			442		11,253
					320,721
Software --	1.19%
Intuit Inc. *			1,745		92,817
Oracle Corp. *			9,789		134,011
					226,828

		TOTAL INFORMATION TECHNOLOGY --	8.71%		1,661,919

MATERIALS --
Chemicals --	1.24%
PPG Industries, Inc.			3,622		229,454
Tronox Inc. (Class B)			437		7,427
					236,881

Containers & Packaging --	1.22%
Sealed Air Corp.			4,001		231,538

Paper & Forest Products --	1.62%
Deltic Timber Corp.			5,100		309,060

		TOTAL MATERIALS --	4.08%		777,479

TELECOMMUNICATION SERVICES --
Diversified Telecommunication Services --	1.79%
Sprint Nextel Corp.			6,533		168,813
Verizon Communications Inc.			5,056		172,207
					341,020

		TOTAL TELECOMMUNICATION SERVICES --	1.79%		341,020

UTILITIES --
Electric Utilities --	1.18%
Ameren Corp.			1,778		88,580
Exelon Corp.			1,334		70,569
Wisconsin Energy Corp.			1,668		66,703
					225,852
Gas Utilities --	1.33%
El Paso Corp.			9,481		114,246
Kinder Morgan, Inc.			778		71,568
Sempra Energy			1,447		67,228
					253,042

		TOTAL UTILITIES --	2.51%		478,894
MISCELLANEOUS --
Miscellaneous --	3.57%
Nasdaq-100 Index Tracking Stock			8,200		343,908
SPDR Trust Series 1			2,600		337,558
					681,466

		TOTAL MISCELLANEOUS --	3.57%		681,466

		TOTAL COMMON STOCK --	91.66%
			(Cost $15,079,284)		17,482,785

			Face
COMMERCIAL PAPER			Amount
Diversified Financials --	8.32%
Dollar Thrifty Funding Corp., 4.78%, 04/03/06			$ 800,000		799,787
Goldman Sachs Group Inc. (The), 4.81%, 04/04/06			787,000		786,685
					1,586,472

		TOTAL COMMERCIAL PAPER --	8.32%
			(Cost $1,586,472)		1,586,472

		TOTAL INVESTMENTS --	99.98%
			(Cost $16,665,756)		19,069,257

		CASH AND OTHER ASSETS, LESS LIABILITIES --	0.02%		3,035

		NET ASSETS --	100.00%		$ 19,072,292

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt
SPDR - Standard & Poor's Depositary Receipt

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2006				(Unaudited)

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
Household Durables --	1.70%
Newell Rubbermaid Inc.			3,969		$ 99,979
Stanley Works (The)			3,531		178,880
Tupperware Brands Corp.			5,517		113,595
					392,454
Specialty Retail --	0.75%
Limited Brands, Inc.			7,057		172,614

		TOTAL CONSUMER DISCRETIONARY --	2.45%		565,068

CONSUMER STAPLES --
Beverages --	2.70%
Coca-Cola Co. (The)			4,965		207,885
PepsiCo, Inc.			7,169		414,297
					622,182
Food Products --	2.41%
ConAgra Foods, Inc.			11,100		238,206
H.J. Heinz Co.			3,641		138,067
McCormick & Company, Inc.			3,420		115,801
Sensient Technologies Corp.			3,533		63,771
					555,845
Food & Drug Retailing --	2.15%
Wal-Mart Stores, Inc.			10,482		495,170

Household Products --	1.56%
Kimberly-Clark Corp.			2,537		146,639
Procter & Gamble Co. (The)			3,701		213,252
					359,891
Tobacco--	2.91%
Altria Group, Inc.			2,759		195,503
Reynolds American Inc.			2,317		244,443
UST Inc.			5,500		228,800
					668,746

		TOTAL CONSUMER STAPLES --	11.73%		2,701,834

ENERGY --
Energy Equipment & Services --	4.07%
Boardwalk Pipeline Partners, L.P.			10,400		226,824
Energy Transfer Partners, L.P.			5,500		213,345
Schlumberger Ltd.			2,097		265,417
Weatherford International Ltd. *			5,078		232,319
					937,905
Oil & Gas --	10.40%
Anadarko Petroleum Corp.			3,043		307,373
BP PLC ADR			3,310		228,191
Chevron Corp.			7,003		405,964
Enterprise Products Partners L.P.			2,096		51,750
Exxon Mobil Corp.			12,576		765,375
Natural Resource Partners, L.P.			4,000		211,120
Plains All American Pipeline, L.P.			4,700		211,406
Royal Dutch Shell PLC ADR (Class A)			3,419		212,867
					2,394,046

		TOTAL ENERGY --	14.47%		3,331,951

FINANCIALS --
Banks --	14.58%
AmSouth Bancorporation			4,306		116,477
Bank of America Corp.			9,928		452,121
Comerica Inc.			4,000		231,880
Fifth Third Bancorp			5,800		228,288
First Horizon National Corp.			5,800		241,570
IndyMac Bancorp, Inc.			5,800		237,394
KeyCorp			3,311		121,845
National City Corp.			6,500		226,850
PNC Financial Services Group, Inc.			6,066		408,302
Trustco Bank Corp, NY			18,200		221,494
U.S. Bancorp			12,135		370,118
Washington Mutual, Inc.			2,648		112,858
Wells Fargo & Co.			6,066		387,435
					3,356,632
Diversified Financials --	7.53%
Allied Capital Corp.			4,085		125,001
Citigroup Inc.			12,833		606,103
Colonial Properties Trust			4,700		235,611
New York Community Bancorp			13,400		234,768
Principal Financial Group, Inc.			3,529		172,215
Weingarten Realty investors			8,851		360,678
					1,734,376
Insurance --	1.35%
Allstate Corp. (The)			2,427		126,471
St. Paul Travelers Companies, Inc. (The)			4,393		183,583
					310,054
Real Estate --	4.98%
Commercial Net Lease Realty			9,900		230,670
Health Care Property Investors, Inc.			12,794		363,350
Mack-Cali Realty Corp.			5,000		240,000
Plum Creek Timber Company, Inc.			8,494		313,683
					1,147,703

		TOTAL FINANCIALS --	28.44%		6,548,765

HEALTH CARE --
Health Care Providers & Services --	1.02%
LTC Properties Inc.			10,100		234,926

Pharmaceuticals --	6.17%
Bristol-Myers Squibb Co.			6,841		168,357
Johnson & Johnson			7,832		463,811
Merck & Co. Inc.			5,847		205,990
Pfizer Inc.			16,481		410,707
Wyeth			3,529		171,227
					1,420,092

		TOTAL HEALTH CARE --	7.19%		1,655,018

INDUSTRIALS --
Aerospace & Defense --	1.51%
United Technologies Corp.			6,000		347,820

Commercial Services & Supplies --	3.59%
Deluxe Corp.			9,200		240,764
The Service Master Co.			9,600		125,952
Sovran Self Storage, Inc.			4,400		242,880
Standard Register Co.			13,900		215,450
					825,046
Industrial Conglomerates --	2.82%
3M Co.			1,986		150,320
General Electric Co.			14,356		499,302
					649,622

		TOTAL INDUSTRIALS --	7.92%		1,822,488

INFORMATION TECHNOLOGY --
Internet Software & Services --	1.19%
StarTek, Inc.			11,600		273,296

		TOTAL INFORMATION TECHNOLOGY --	1.19%		273,296

MATERIALS --
Chemicals --	1.26%
Dow Chemical Co. (The)			3,088		125,373
PPG Industries, Inc.			1,215		76,970
E.I. du Pont de Nemours and Co.			2,096		88,472
					290,815

Metals & Mining --	0.46%
Alcoa Inc.			3,420		104,515

Paper & Forest Products --	1.25%
International Paper Co.			770		26,619
Potlatch Corp.			6,100		261,324
					287,943

		TOTAL MATERIALS --	2.97%		683,273

TELECOMMUNICATION SERVICES --
Diversified Telecommunication Services --	6.64%
AT&T Inc.			4,743		128,251
ALLTEL Corp.			1,875		121,406
Citizens Communications Co.			35,400		469,758
Commonwealth Telephone Enterprises, Inc.			7,200		248,040
FairPoint Communications, Inc.			16,100		222,502
Verizon Communications Inc.			9,969		339,544
					1,529,501

		TOTAL TELECOMMUNICATION SERVICES --	6.64%		1,529,501

UTILITIES --
Electric Utilities --	6.24%
Ameren Corp.			3,088		153,844
Consolidated Edison, Inc.			4,900		213,150
DTE Energy Co.			5,200		208,468
Duke Energy Corp.			8,100		236,115
Entergy Corp.			800		55,152
Pinnacle West Capital Corp.			5,400		211,140
Progress Energy, Inc.			5,200		228,696
Southern Co. (The)			1,875		61,444
Xcel Energy, Inc.			3,800		68,970
					1,436,979
Gas Utilities --	2.86%
NiSource Inc.			10,900		220,398
Nicor Inc.			5,500		217,580
Peoples Energy Corp.			6,200		220,968
					658,946

		TOTAL UTILITIES --	9.10%		2,095,925

		TOTAL COMMON STOCK --	92.10%
			(Cost $19,126,510)		21,207,119

			Face
COMMERCIAL PAPER			Amount
Automobiles --	1.20%
DaimlerChrysler NA Holding Corp., 4.83%, 04/04/06			276,000		$ 275,889

Diversified Financials --	2.31%
Dollar Thrifty Funding Corp., 4.78%, 04/03/06			531,000		530,859
Goldman Sachs Group Inc. (The), 4.78%, 04/04/06			972,000		971,610
					1,502,469

		TOTAL COMMERCIAL PAPER --	7.73%
			(Cost $1,778,358)		1,778,358

		TOTAL INVESTMENTS --	99.83%
			(Cost $20,904,868)		22,985,477

		CASH AND OTHER ASSETS, LESS LIABILITIES --	0.17%		40,016

		NET ASSETS --	100.00%		$ 23,025,492

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL BALANCED PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2006				(Unaudited)

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
Automobiles --	23.16%
Navistar International Corp.			1,300		$ 35,854
PACCAR Inc.			500		35,240
					71,094
Hotels Restaurants & Leisure --	0.88%
Starwood Hotels & Resorts Worldwide, Inc.			1,902		128,822

Household Durables --	0.90%
Newell Rubbermaid Inc.			1,897		47,785
Stanley Works (The)			1,661		84,146
					131,932
Leisure Equipment & Products --	0.31%
Brunswick Corp.			1,175		45,661

Media --	2.05%
CBS Corp.			891		21,366
News Corp. (Class A)			2,730		45,345
Time Warner Inc.			4,041		67,848
Viacom Inc. (Class B) *			891		34,571
Walt Disney Co. (The)			4,750		132,477
					301,607
Multi-line Retail --	0.95%
Kohls Corp. *			474		25,127
J.C. Penney Company, Inc.			1,068		64,518
Target Corp.			950		49,410
					139,055
Specialty Retail --	1.59%
Limited Brands, Inc.			3,803		93,021
Lowe's Companies, Inc.			1,426		91,891
TJX Companies, Inc.			2,000		49,640
					234,552

		TOTAL CONSUMER DISCRETIONARY --	7.16%		1,052,723

CONSUMER STAPLES --
Beverages --	1.39%
Coca-Cola Co. (The)			2,732		114,389
International Flavors and Fragrances Inc.			400		13,728
PepsiCo. Inc.			1,307		75,532
					203,649
Food Products --	1.41%
H.J. Heinz Co.			1,307		49,561
McCormick & Co., Inc.			2,615		88,544
Sensient Technologies Corp.			3,800		68,590
					206,695
Food & Drug Retailing --	1.47%
Wal-Mart Stores, Inc.			4,575		216,123

Household Products --	2.23%
Kimberly-Clark Corp.			1,187		68,609
Procter & Gamble Co.			4,492		258,829
					327,438

		TOTAL CONSUMER STAPLES --	6.50%		953,905

ENERGY --
Energy Equipment & Services --	1.03%
Schlumberger Ltd.			594		75,183
Weatherford International Ltd. *			1,662		76,036
					151,219
Oil & Gas --	5.58%
Anadarko Petroleum Corp.			832		84,040
BP PLC ADR			2,410		166,145
Chevron Corp.			3,607		209,098
Exxon Mobil Corp.			5,938		361,386
					820,669

		TOTAL ENERGY --	6.61%		971,888

FINANCIALS --
Banks --	5.42%
Bank of America Corp.			6,296		286,720
PNC Financial Services Group, Inc.			2,850		191,834
U.S. Bancorp			3,445		105,073
Wachovia Corp.			1,781		99,825
Wells Fargo & Co.			1,781		113,752
					797,204
Diversified Financials --	4.91%
Citigroup Inc.			6,533		308,554
Freddie Mac			1,901		115,961
Goldman Sachs Group, Inc. (The)			475		74,556
JPMorgan Chase & Co.			1,205		50,176
Morgan Stanley			2,732		171,624
					720,871
Insurance --	3.32%
Allstate Corp. (The)			951		49,557
American International Group, Inc.			2,587		170,974
Genworth Financial Inc. (Class A)			2,800		93,604
Prudential Financial, Inc.			2,137		162,006
St. Paul Travelers Companies, Inc. (The)			290		12,119
					488,260

		TOTAL FINANCIALS --	13.65%		2,006,335

HEALTH CARE --
Biotechnology --	0.59%
Amgen Inc. *			1,189		86,500

Health Care Equipment & Supplies --	0.98%
Beckman Coulter, Inc.			1,070		58,390
Biomet Inc.			1,200		42,624
Zimmer Holdings, Inc. *			631		42,656
					143,670
Health Care Providers & Services --	0.63%
Health Management Associates, Inc. (Class A)			2,020		43,571
Patterson Companies Inc. *			1,400		49,280
					92,851
Pharmaceuticals --	6.37%
Abbott Laboratories			1,899		80,651
Allergan, Inc.			712		77,252
Bristol-Myers Squibb Co.			2,615		64,355
Hospira, Inc. *			168		6,629
Johnson & Johnson			4,395		260,272
Merck & Co. Inc.			2,615		92,126
Pfizer Inc.			10,804		269,235
Wyeth			1,782		86,463
					936,983

		TOTAL HEALTH CARE --	8.57%		1,260,004

INDUSTRIALS --
Aerospace & Defense --	1.05%
General Dynamics Corp.			600		38,388
Goodrich Corp.			945		41,211
L-3 Communications Holdings, Inc.			400		34,316
Northrop Grumman Corp.			600		40,974
					154,889
Commercial Services & Supplies --	0.98%
Cendant Corp.			2,300		39,905
Cintas Corp.			900		38,358
RR Donnelley & Sons Co.			1,000		32,720
Equifax Inc.			900		33,516
					144,499
Construction & Engineering --	0.27%
ITT Industries, Inc.			700		39,354

Electrical Equipment --	0.28%
American Power Conversion Corp.			1,800		41,598

Industrial Conglomerates --	0.26%
Tyco International Ltd.			1,400		37,632

Machinery --	2.36%
Caterpillar Inc.			500		35,905
Cummins Inc.			300		31,530
Danaher Corp.			634		40,291
Deere & Co.			500		39,525
Dover Corp.			800		38,848
Eaton Corp.			500		36,485
Illinois Tool Works Inc.			475		45,747
Ingersoll-Rand Company Ltd. (Class A)			900		37,611
Parker Hannifin Corp.			500		40,305
					346,247
Road & Rail --	0.26%
Norfolk Southern Corp.			700		37,849

Trading Companies & Distributors --	0.26%
W.W. Grainger, Inc.			500		37,675

Transportation Infrastructure --	0.24%
Ryder System, Inc.			800		35,824

		TOTAL INDUSTRIALS --	5.96%		875,567

INFORMATION TECHNOLOGY --
Communications Equipment --	1.74%
Cisco Systems, Inc. *			5,586		121,049
Motorola, Inc.			3,092		70,838
Nokia Oyj ADR			3,087		63,963
					255,850
Computers & Peripherals --	2.67%
Dell Inc. *			5,907		175,792
EMC Corp. *			8,194		111,684
Hewlett-Packard Co.			3,210		105,609
					393,085
Semiconductor Equipment & Products --	1.47%
Intel Corp.			6,057		117,203
Linear Technology Corp.			593		20,803
Texas Instruments Inc.			1,188		38,574
Xilinx, Inc.			1,546		39,361
					215,941
Software --	2.82%
Electronic Arts Inc. *			714		39,070
Microsoft Corp.			11,282		306,983
Oracle Corp. *			4,988		68,286
					414,339

		TOTAL INFORMATION TECHNOLOGY --	8.70%		1,279,216

MATERIALS --
Chemicals --	0.57%
Dow Chemical Co. (The)			707		28,704
Eastman Chemical Co			300		15,354
PPG Industries, Inc.			413		26,164
Sigma-Aldrich Corp.			200		13,158
					83,380
Containers & Packaging --	0.09%
Ball Corp.			300		13,149

Metals & Mining --	0.41%
Nucor Corp.			300		31,437
Phelps Dodge Corp.			200		16,106
United States Steel Corp.			200		12,136
					59,679
Paper & Forest Products --	1.01%
Deltic Timber Corp.			2,000		121,200
Louisiana-Pacific Corp.			500		13,600
MeadWestvaco Corp.			500		13,655
					148,455

		TOTAL MATERIALS --	2.08%		304,663

TELECOMMUNICATION SERVICES --
Diversified Telecommunication Services --	1.70%
ALLTEL Corp.			1,069		69,218
Sprint Nextel Corp.			4,842		125,117
Verizon Communications Inc.			1,634		55,654
					249,989
Wireless Telecommunication Services --	0.39%
Vodafone Group PLC ADR			2,734		57,141

		TOTAL TELECOMMUNICATION SERVICES --	2.09%		307,130

UTILITIES --
Electric Utilities --	2.36%
Ameren Corp.			1,782		88,779
CenterPoint Energy, Inc.			2,727		32,533
Constellation Energy Group			2,614		143,012
Exelon Corp.			592		31,317
Southern Co. (The)			712		23,332
Wisconsin Energy Corp.			714		28,553
					347,526

		TOTAL UTILITIES --	2.36%		347,526

		TOTAL COMMON STOCK --	63.68%
			(Cost $8,290,038)		9,358,956

BONDS AND NOTES			Face
			Amount
CONSUMER DISCRETIONARY --
Auto Components --	0.69%
TRW Inc., 6.30%, 05/15/08			$ 100,000		101,731

Automobiles --	0.82%
DaimlerChrysler NA Holding Group, 7.20%, 09/01/09			115,000		120,080

		TOTAL CONSUMER DISCRETIONARY --	1.51%		221,811

CONSUMER STAPLES --
Personal Products --	2.16%
Avon Products Inc., 7.15%, 11/15/09			300,000		317,395

		TOTAL CONSUMER STAPLES --	2.16%		317,395

FINANCIALS --
Banks --	1.62%
Washington Mutual Inc., 4.20%, 01/15/10			250,000		238,794

Diversified Financials --	3.74%
General Electric Capital Corp., 3.75%, 12/15/09			200,000		189,236
HSBC Finance Corp., 5.875%, 02/01/09			250,000		253,478
Weingarten Realty Investors, 7.35%, 07/20/09			100,000		106,936
					549,650

		TOTAL FINANCIALS --	5.36%		788,444

INDUSTRIALS --
Transportation Infrastructure --	1.32%
Hertz Corp., 7.40%, 03/01/11			200,000		194,000

		TOTAL INDUSTRIALS --	1.32%		194,000

TELECOMMUNICATION SERVICES --
Diversified Telecommunication Services --	3.85%
GTE Southwest Inc., 6.23%, 01/01/07 (a)			137,000		137,655
SBC Communication Capital Corp., 7.11%, 08/14/06 (a)			425,000		427,778

		TOTAL TELECOMMUNICATION SERVICES --	3.85%		565,433

		TOTAL BONDS AND NOTES --	14.20%		2,087,082
			(Cost $4,248,392)

U S GOVERNMENT AGENCY SECURITIES --
US GOVERNMENT AGENCIES --	14.37%
Federal Farm Credit Bank, 4.15%, 11/30/09			200,000		193,003
Federal Home Loan Bank, 2.45%, 3/23/07 (a)			400,000		389,993
Federal Home Loan Bank, 4.40%, 12/28/09			350,000		340,116
Federal Home Loan Mortgage Corp., 5.27%, 10/12/10			700,000		690,488
Federal Home Loan Mortgage Corp., 9.00%, 04/01/20			1,673		1,814
Federal Home Loan Mortgage Corp., 9.00%, 09/01/19			842		912
Federal National Mortgage Corp., 4.75%, 8/25/08			500,000		495,934
					2,112,260

		TOTAL U S GOVERNMENT AGENCY SECURITIES --	14.37%		2,112,260

COMMERCIAL PAPER
Diversified Financials --	3.08%
Dollar Thrifty Funding Corp., 4.78%, 4/3/06			625,000		624,834
Goldman Sachs Group Inc. (The), 4.81%, 04/04/06			453,000		452,818

		TOTAL COMMERCIAL PAPER --	7.33%
			(Cost $1,077,652)		1,077,652

		TOTAL INVESTMENTS --	99.58%
			(Cost $13,616,082)		14,635,951

		CASH AND OTHER ASSETS, LESS LIABILITIES --	0.42%		61,441

		NET ASSETS --	100.00%		$ 14,697,392

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Note to Schedule of Investments

(a) Long term obligations that will mature in less than one year.

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2006				(Unaudited)

			Interest/
U S GOVERNMENT AGENCY		Maturity	Stated	Face
SHORT-TERM OBLIGATIONS		Date	Rate(%)	Amount	Value

U S Government Agencies --	100.39%
Federal Home Loan Bank		04/03/06	4.440	$ 3,962,000	$ 3,961,021
Federal Home Loan Bank		04/05/06	4.520	4,780,000	4,777,595
Federal Home Loan Bank		04/07/06	4.620	1,100,000	1,099,152
Federal Home Loan Bank		04/17/06	4.620	1,561,000	1,557,793
Federal Home Loan Bank		04/19/06	4.640	2,560,000	2,554,059
Federal Home Loan Mortgage Corp.		04/04/06	4.520	2,952,000	2,950,886
Federal Home Loan Mortgage Corp.		04/11/06	4.560	911,000	909,845
Federal National Mortgage Assoc.		04/06/06	4.350	4,293,000	4,290,403
Federal National Mortgage Assoc.		04/10/06	4.460	1,977,000	1,974,793
Federal National Mortgage Assoc.		04/12/06	4.480	2,520,000	2,516,547
Federal National Mortgage Assoc.		04/13/06	4.480	4,325,000	4,318,537
Federal National Mortgage Assoc.		04/18/06	4.590	1,846,000	1,841,997
Federal National Mortgage Assoc.		04/20/06	4.590	2,230,000	2,224,597

		TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	100.39%
			(Cost $34,977,225)		34,977,225

		LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.39)%		(135,124)

		NET ASSETS --	100.00%		$ 34,842,101

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2006				(Unaudited)

			Interest/
		Maturity	Stated	Face
CORPORATE BONDS		Date	Rate (%)	Amount	Value

FINANCIALS --
Insurance --	1.77%
21st Century Insurance Group		12/15/13	5.900	$ 230,000	$ 223,816

		TOTAL FINANCIALS --	1.77%		223,816

MATERIALS --
Metals & Mining --	4.06%
Carpenter Technology Corp.		05/15/13	6.625	500,000	512,503

		TOTAL MATERIALS --	4.06%		512,503

		TOTAL CORPORATE BONDS --		5.83%
				(Cost $737,193)	736,319

U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES

U S Government Agency Securities --	45.23%
Federal Home Loan Bank (a)		06/15/06	1.875	500,000	496,888
Federal Home Loan Bank (a)		02/15/07	7.250	200,000	203,498
Federal Home Loan Mortgage Corp. (a)		07/15/06	5.500	200,000	200,252
Federal Home Loan Mortgage Corp.		01/25/10	4.375	750,000	729,311
Federal Home Loan Mortgage Corp.		03/15/11	5.625	500,000	510,046
Federal Home Loan Mortgage Corp.		07/15/12	5.125	690,000	687,824
Federal National Mortgage Assoc. (a)		05/02/06	5.500	650,000	650,206
Federal National Mortgage Assoc. (a)		06/15/06	5.250	250,000	250,090
Federal National Mortgage Assoc. (a)		01/02/07	4.750	300,000	298,978
Federal National Mortgage Assoc.		08/15/08	3.250	1,000,000	960,171
Federal National Mortgage Assoc.		03/15/10	5.375	730,000	727,569
					5,714,833
U S Government Securities --	43.77%
U S Treasury Bonds		08/15/09	3.500	850,000	815,203
U S Treasury Bonds		11/15/13	4.250	817,000	784,703
U S Treasury Notes (a)		07/15/06	7.000	500,000	503,027
U S Treasury Notes		08/15/08	3.250	250,000	241,250
U S Treasury Notes		09/15/08	3.125	800,000	768,813
U S Treasury Notes		02/15/11	5.000	353,000	355,868
U S Treasury Notes		08/15/12	4.375	940,000	915,582
U S Treasury Notes		08/15/13	4.250	750,000	721,348
U S Treasury Notes		02/15/14	4.000	451,000	425,244
					5,531,038

		TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES --		89.00%
				(Cost $11,494,371)	11,245,871
U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS

U S Government Agencies --	4.26%
Federal Farm Credit Bank		04/03/06	4.640	289,000	288,926
Federal Home Loan Mortgage Corp.		04/04/06	4.490	250,000	249,906

		TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --		4.26%
				(Cost $538,832)	538,832

		TOTAL INVESTMENTS --		99.09%
				(Cost $12,770,396)	12,521,022

		CASH AND OTHER ASSETS, LESS LIABILITIES --		0.91%	114,917

		NET ASSETS --		100.00%	$ 12,635,939

Note to Schedule of Investments

(a) Long term obligations that will mature in less than one year.

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL SMALL-CAP/MID-CAP PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2006				(Unaudited)

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
Internet Catalog & Retail --	2.37%
VistaPrint Ltd. *			3,400		$ 101,490

Leisure Equipment & Products --	2.70%
Ctrip.com International Ltd. ADR *			1,400		115,780

Media --	3.03%
Central European Media Entertainment *			200		13,722
Focus Media Holding Ltd. ADR *			2,000		116,040
					129,762
Multi-line Retail --	1.77%
First Cash Financial Services, Inc.*			3,800		75,962

Specialty Retail --	1.28%
Copart, Inc. *			2,000		54,900

Textiles & Apparel --	0.68%
Under Armour Inc. (Class A) *			900		29,160

		TOTAL CONSUMER DISCRETIONARY --	11.83%		507,054
CONSUMER STAPLES --
Beverages --	1.47%
Hansen Natural Corp.*			500		63,025

		TOTAL CONSUMER STAPLES --	1.47%		63,025
ENERGY --
Energy Equipment & Services --	2.78%
Evergreen Solar Inc. *			1,000		15,400
McDermott International, Inc. *			1,900		103,455
					118,855

		TOTAL ENERGY --	2.78%		118,855

FINANCIALS --
Diversified Financials --	18.95%
First Marblehead Corp. (The)			1,200		51,900
GFI Group Inc. *			400		20,764
Greenhill & Co., Inc.			1,500		99,165
IntercontinentalExchange Inc. *			500		34,525
International Securities Exchange, Inc.			600		24,990
Investment Technology Group, Inc.*			1,200		59,760
Lazard Ltd. Class A			200		8,818
MoneyGram International, Inc.			800		24,576
Moody's Corp.			1,600		114,336
Morningstar, Inc. *			2,400		107,448
NYSE Group Inc. *			1,600		126,800
Options Xpress Holdings, Inc.			2,000		58,160
Walter Industries, Inc.			1,200		79,944
					811,186
Insurance --	3.96%
Assurant, Inc.			2,200		108,350
China Life Insurance Co.			1,200		61,260
					169,610
Real Estate --	2.64%
CB Richards Ellis Group, Inc. *			1,400		112,980

		TOTAL FINANCIALS --	25.55%		1,093,776
HEALTH CARE --
Biotechnology --	7.61%
Arena Pharmaceuticals Inc. *			1,000		18,110
Celgene Corp. *			2,000		88,440
Cephalon, Inc. *			500		30,125
Gilead Sciences, Inc. *			1,200		74,664
IDEXX Laboratories, Inc. *			800		69,088
Neurocrine Biosciences, Inc. *			700		45,178
					325,605
Health Care Equipment & Supplies --	1.55%
Hologic, Inc. *			1,200		66,420

		TOTAL HEALTH CARE --	9.16%		392,025

INDUSTRIALS --
Electrical Equipment --	2.32%
SiRF Technology Holdings, Inc. *			2,800		99,148

Road & Rail --	1.43%
Genesee & Wyoming Inc. (Class A) *			2,000		61,360

		TOTAL INDUSTRIALS --	3.75%		160,508
INFORMATION TECHNOLOGY --
Communications Equipment --	4.35%
Ciena Corp. *			2,000		10,420
Essex Corp. *			1,000		22,020
Harmonic Inc. *			3,000		19,110
NVIDIA Corp. *			1,400		80,164
Packeteer, Inc. *			4,700		54,520
					186,234
Computers & Peripherals --	4.98%
Rackable Systems Inc. *			2,500		132,125
Seagate Technology *			2,400		63,192
Tom Online Inc. ADR *			700		17,808
					213,125
Electronic Equipment & Instruments --	3.78%
Gen-Probe Inc. *			400		22,048
Itron, Inc. *			600		35,910
NDS Group PLC *			2,000		104,060
					162,018
Internet Software & Services --	7.91%
Akamai Technologies, Inc. *			2,300		75,647
F5 Networks, Inc. *			1,600		115,984
NetEase.com Inc. ADR *			3,600		88,344
Redback Networks Inc. *			2,700		58,563
					338,538
Semiconductor Equipment & Products --	7.60%
Atheros Communications *			4,000		104,760
Intersil Corp.			800		23,136
MEMC Electronic Materials, Inc. *			2,800		103,376
PMC-Sierra, Inc. *			1,800		22,122
QuickLogic Corp. *			2,000		11,480
Silicon Laboratories Inc. *			1,100		60,445
					325,319
Software --	8.80%
Cerner Corp. *			500		23,725
Citrix Systems, Inc. *			2,800		106,120
MicroStrategy Inc. (Class A) *			500		52,645
Satyam Computer Services Ltd. ADR			2,500		109,400
VeriFone Holdings, Inc. *			2,800		84,812
					376,702

		TOTAL INFORMATION TECHNOLOGY --	37.42%		1,601,936

MATERIALS --
Construction Materials --	1.98%
Desarrolladora Homex S.A. de C.V. *			2,400		84,792

		TOTAL MATERIALS --	1.98%		84,792
TELECOMMUNICATION SERVICES --
Diversified Telecom --	0.24%
NICE Systems Ltd. *			200		10,192

Wireless Telecommunication Services --	3.16%
America Movil S.A. de C.V. ADR			1,200		41,112
NII Holdings Inc. *			1,600		94,352
					135,464

		TOTAL TELECOMMUNICATION SERVICES --	3.40%		145,656

		TOTAL COMMON STOCK --	97.34%
			(Cost $3,617,949)		4,167,627

COMMERCIAL PAPER			Face
			Amount
Government Agency --	3.32%
Federal Home Loan Mortgage Corp., 4.65%, 4/3/06			$ 142,000		141,963

		TOTAL COMMERCIAL PAPER --	3.32%
			(Cost $141,963)		141,963

		TOTAL INVESTMENTS --	100.66%
			(Cost $3,759,912)		4,309,590

		LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.66)%		(28,311)

		NET ASSETS --	100.00%		$ 4,281,279

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2006				(Unaudited)

			Interest/
		Maturity	Stated	Face
CORPORATE BONDS		Date	Rate (%)	Amount	Value

CONSUMER DISCRETIONARY --
Auto Components --	1.75%
Dura Operating Corp.		05/01/09	9.000	$ 1,000,000	$ 495,000

Hotels Restaurants & Leisure --	7.56%
HMH Properties Inc.		08/01/08	7.875	113,000	113,848
MGM Mirage Inc.		02/27/14	5.875	1,000,000	942,500
Starwood Hotels & Resorts Worldwide, Inc.		05/01/12	7.875	1,000,000	1,087,500
					2,143,848
Leisure Equipment & Products --	3.63%
Royal Caribbean Cruises Ltd.		12/01/13	6.875	1,000,000	1,028,160

Media --	6.22%
CCH I LLC (b)		10/01/15	11.000	863,000	717,369
News America Holdings		10/17/08	7.375	1,000,000	1,044,102
					1,761,471

		TOTAL CONSUMER DISCRETIONARY --		19.16%	5,428,479

ENERGY --
Oil & Gas --	3.45%
Chesapeake Energy Corp.		01/15/18	6.250	1,000,000	977,500

		TOTAL ENERGY --		3.45%	977,500

FINANCIALS --
Diversified Financials --	5.14%
Ford Motor Credit Co.		10/01/08	5.625	1,000,000	914,495
GATX Financial Corp.		06/01/09	8.875	500,000	540,695
					1,455,190
Insurance --	3.39%
NYMAGIC, Inc.		03/15/14	6.500	1,000,000	961,671

		TOTAL FINANCIALS --		8.53%	2,416,861

INDUSTRIALS --
Construction & Engineering --	3.61%
Standard Pacific Corp.		04/15/12	9.250	1,000,000	1,023,750

Machinery --	3.44%
Case New Holland Inc.		06/01/09	6.000	1,000,000	975,000

		TOTAL INDUSTRIALS --		7.05%	1,998,750

INFORMATION TECHNOLOGY --
Electronic Equipment & Instruments --	3.50%
Flextronics International Ltd.		05/15/13	6.500	1,000,000	992,500

IT Consulting & Services --	3.25%
SunGard Data Systems Inc.		01/15/09	3.750	1,000,000	920,000

Software --	3.52%
Unisys Corp.		04/01/08	7.875	1,000,000	998,750

		TOTAL INFORMATION TECHNOLOGY --		10.27%	2,911,250

MATERIALS --
Chemicals --	7.15%
Lyondell Chemical Co.		05/01/09	10.875	1,000,000	1,015,000
Nalco Co.		11/15/11	7.750	100,000	1,012,500
					2,027,500
Containers & Packaging --	3.61%
Ball Corp.		12/15/12	6.875	1,000,000	1,022,500

Metals & Mining --	3.55%
AK Steel Corp.		02/15/09	7.875	1,000,000	1,005,000

Paper & Forest Products --	5.66%
Georgia-Pacific Corp.		05/15/11	8.125	1,000,000	1,040,000
Tembec Industries Inc.		03/15/12	7.750	1,000,000	565,000
					1,605,000

		TOTAL MATERIALS --		19.97%	5,660,000

TELECOMMUNICATION SERVICES --
Wireless Telecommunication Services --	3.49%
Nextel Communications, Inc.		03/15/14	5.950	1,000,000	990,025

		TOTAL TELECOMMUNICATION SERVICES --		3.49%	990,025

UTILITIES --
Electric Utilities --	3.80%
AES Corp. (The)		06/01/09	9.500	1,000,000	1,077,500

		TOTAL UTILITIES --		3.80%	1,077,500

		TOTAL CORPORATE BONDS --		75.72%
				(Cost $22,516,182)	21,460,365

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

U S Government Agencies --	16.94%
Federal Home Loan Bank		04/03/06	4.440	1,000,000	999,752
Federal Home Loan Bank		04/05/06	4.530	1,325,000	1,324,332
Federal National Mortgage Assoc.		04/07/06	4.380	2,480,000	2,478,188

		TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --		16.94%
				(Cost $4,802,272)	4,802,272

COMMON STOCK				Shares

CONSUMER DISCRETIONARY --
Multi-line Retail --	5.25%
Sears Holdings Corp. (a) *				11,250	1,487,700

FINANCIALS --
Diversified Financials --	0.08%
Leucadia National Corp. (a) *				376	22,432

TELECOMMUNICATION SERVICES --
Diversified Telecommunication Services --	0.02%
XO Communications, Inc. (a) *				1,284	5,072

		TOTAL COMMON STOCK --		5.35%
				(Cost $1,875,887)	1,515,204
WARRANTS

CONSUMER DISCRETIONARY --
Auto Components --	0.00%
Hayes Lemmerz International Inc., expiring 06/03/06 * (a)
				1,123	56

		TOTAL WARRANTS --		0.00%
				(Cost $910,767)	56

		TOTAL INVESTMENTS --		98.01%
				(Cost $30,105,108)	27,777,897

		CASH AND OTHER ASSETS, LESS LIABILITIES --		1.99%	563,066

		NET ASSETS --		100.00%	$ 28,340,963

* - Non-income producing securities

Notes to Schedule of Investments

(a) Security acquired as part of a unit or in exchange for other securities.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At March 31, 2006, the market value of these securities amounted to $717,369, or 2.53% of net assets.

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2006				(Unaudited)

COMMON STOCK (a)				Shares	Value

AUSTRALIA --	4.58%
Coles Myer Ltd.				1,000	$59,682
Santos Ltd.				900	29,259
Westpac Banking Corp.				2,300	195,431
					284,372
BELGIUM --	1.04%
Delhaize Group				100	7,150
Fortis				1,600	57,081
					64,231
DENMARK --	0.80%
Novo Nordisk A/S				500	31,045
TDC A/S				600	18,774
					49,819
FINLAND --	1.44%
Nokia Oyj				4,300	89,096

FRANCE --	8.81%
Alcatel SA				1,500	23,100
Axa				2,000	69,920
France Telecom SA				2,800	62,944
Groupe Danone				1,400	35,882
Sanofi-Aventis				3,000	142,350
Total SA				1,300	171,249
Vivendi SA				1,200	41,040
					546,485
GERMANY --	7.08%
DaimlerChrysler AG				1,200	68,892
Deutsche Bank AG				700	79,968
Deutsche Telekom AG				5,100	85,782
SAP AG				1,500	81,480
Schering AG				200	20,782
Siemens AG				1,100	102,487
					439,391
GREECE --	0.55%
Hellenic Telecommunications Organization SA				3,100	34,069

HONG KONG --	1.40%
Chartered Semiconductor Manufacturing Ltd. *				400	3,868
Cheung Kong (Holdings) Ltd.				3,100	32,858
Hutchison Whampoa Ltd.				1,100	50,430
					87,156
IRELAND --	0.84%
Bank of Ireland				700	52,157

ITALY --	3.47%
Eni S.p.A.				2,200	125,356
Luxottica Group S.p.A.				500	13,745
SanPaolo IMI S.p.A.				900	32,148
Telecom Italia S.p.A.				1,500	43,800
					215,049
JAPAN --	25.30%
Canon Inc.				1,900	125,495
Hitachi, Ltd.				700	49,567
Honda Motor Co., Ltd.				4,000	123,840
Kirin Brewery Co., Ltd.				2,100	28,434
Matsushita Electric Industrial Co., Ltd.				5,300	117,342
Millea Holdings, Inc.				700	69,041
Mitsubishi UFJ Financial Group, Inc.				21,500	327,015
NEC Corp.				4,300	30,272
Nippon Telegraph And Telephone Corp.				7,200	155,160
SONY Corp.				2,100	96,747
TDK Corp.				300	22,515
Toyota Motor Corp.				3,900	424,710
					1,570,138
NETHERLANDS --	3.33%
ABN AMRO Holding N.V.				1,000	29,880
Aegon N.V.				900	16,587
ING Groep N.V.				1,200	47,280
Koninklijke Ahold N.V. *				800	6,240
Koninklijke (Royal) KPN N.V.				1,300	14,664
Koninklijke (Royal) Philips Electronics N.V.				700	23,555
Royal Dutch Shell PLC Class A				1,100	68,486
					206,692
NORWAY --	1.03%
Norsk Hydro ASA				300	41,502
Telenor ASA				700	22,694
					64,196
PORTUGAL --	0.35%
EDP - Energias de Portugal, SA				300	11,754
Portugal Telecom, SGPS, SA				800	9,776
					21,530
SPAIN --	3.66%
Banco Bilbao Vizcaya Argentaria, SA				2,500	52,125
Banco Santander Central Hispano SA				4,600	67,206
Endesa, SA				800	25,720
Repsol YPF, SA				900	25,650
Telefonica SA				1,200	56,364
					227,065
SWEDEN --	2.37%
Telefonaktiebolaget LM Ericsson				3,900	147,108

SWITZERLAND --	6.38%
Adecco SA				700	9,814
Nestle SA				1,500	111,049
Novartis AG				2,500	138,600
Serono SA				400	6,964
Swisscom AG				600	19,416
UBS AG				1,000	109,970
					395,813
TAIWAN --	0.71%
Singapore Telecommunications				2,700	44,217

UNITED KINGDOM --	22.47%
AstraZeneca PLC				2,700	135,621
BG Group PLC				1,200	75,252
BP PLC				5,800	399,852
BT Group PLC				1,400	54,348
Barclays PLC				2,700	126,360
Cadbury Schweppes PLC				900	36,000
GlaxoSmithKline PLC				4,900	256,319
Imperial Chemical Industries PLC				500	12,020
International Power PLC				200	9,850
Unilever PLC				1,200	49,284
Vodafone Group PLC				10,300	215,270
WPP Group PLC				400	24,000
					1,394,176

		TOTAL COMMON STOCK --		95.60%
				(Cost $6,274,320)	5,932,759

U S GOVERNMENT AGENCY				Face
SHORT-TERM OBLIGATIONS				Amount

U S GOVERNMENT AGENCIES --	3.30%
Federal Farm Credit Bank, 4.64%, 04/03/06				205,000	204,947

		TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --		3.30%
				(Cost $204,947)	204,947

		TOTAL INVESTMENTS --		98.90%
				(Cost $6,479,267)	6,137,707

		CASH AND OTHER ASSETS, LESS LIABILITIES --		1.10%	67,957

		NET ASSETS --		100.00%	$ 6,205,663

* - Non-income producing securities

Note to Schedule of Investments

(a) This portfolio invests primarily in depositary receipts, which include ADRs. These securities are negotiable U.S. securities that generally represent a non-U.S company's publicly traded equity and are usually U.S. dollar-denominated.

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.
NOTES TO SCHEDULE OF QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value.

Security Transactions and Related Investment Income:

The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

NOTE 2 - COST, PURCHASES AND SALES OF INVESTMENTS
Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments for the three months ended March 31, 2006, other than commercial paper, were as follows:

			Purchases		Sales

Growth			$ 8,480,847		$ 8,647,736
Equity Income			$ 8,622,048		$ 9,325,789
Balanced			$ 1,086,880		$ 1,367,395
Government Bond			$ 2,348,865		$ 1,491,053
Small-Cap/Mid-Cap			$ 4,595,919		$ 4,402,386
High Yield Bond			$ 3,016,250		$ 2,039,110
International Stock			$ 1,381,300		$ 907,363

Gross unrealized appreciation and depreciation as of March 31, 2006, is as follows:
					Net Appreciation
		Cost	Appreciation	Depreciation	(Depreciation)

Growth		$16,665,756	$ 2,563,706	$ 160,205	$ 2,403,501
Equity Income		$20,904,868	$ 2,791,665	$ 711,056	$ 2,080,609
Balanced		$13,616,083	$ 1,452,316	$ 383,397	$ 1,068,919
Government Bond		$12,770,396	$ 17,794	$ 267,168	$ (249,374)
Small-Cap/Mid-Cap		$ 3,759,912	$ 581,013	$ 31,335	$ 549,678
High Yield Bond		$30,105,108	$ 986,684	$ 3,313,895	$ (2,327,211)
International Stock		$ 6,479,267	$ 894,808	$ 1,236,368	$ (341,560)

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Registrant's disclosure controls and procedures were sufficient to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.